Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party balances

Other receivable – related party

Name of Related Party	Relationship	Nature	As of June 30, 2025	As of December 31, 2024
			(Unaudited)
Alex Lai Kum Weng	Director of CKHP	Employee advance	$20,698	$19,497

Other payables – related parties

Name of Related Party	Relationship	Nature	As of June 30, 2025	As of December 31, 2024
			(Unaudited)
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	395,779	395,779
Meng Dong (James) Tan	Shareholder of the Company	Operating expense paid on behalf of the Company	2,181	2,181
Chong Yew Yen	Director of CKHP (resigned on July 31, 2024) and shareholder of the Company	Operating expense paid on behalf of the Company	230	230
8i Enterprises Pte Ltd (“8iEPL”) (1)	Meng Dong (James) Tan who is the shareholders of this entity is also a the shareholder of the Company	Advisory services fee payable	180,000	135,000
8i Digital services Pte Ltd (“8i Digital”)	Meng Dong (James) Tan who is a shareholders of this entity is also a shareholder of the Company	Advisory services fee payable	21,948	21,952
Vivian Tay	Interim Chief Financial Officer of the Company	Operating expense paid on behalf of the Company	25	-
Alfred Lim	Chief Executive Officer, an executive director and shareholder of the Company	Operating expense paid on behalf of the Company	14,819	264
Total			$614,982	$555,406

(1)	A balance of $135,000 was converted into the Company’s ordinary shares in March 2024. See Note 14. On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8i Enterprises Pte Ltd (“8iEPL”) for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services, including advisory for acquisition of Fortress Cove and its subsidiaries which is 40% owned by Meng Dong (James) Tan before the acquisition. As of June 30, 2025 and December 31, 2024, the Company had accrued $180,000 and $135,000 advisory service fee pertaining to this Consultancy Agreement, respectively.